Stock Appreciation Rights	12 Months Ended
Dec. 31, 2017
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Stock Appreciation Rights
35.	STOCK APPRECIATION RIGHTS

The Group implemented a stock appreciation rights plan for members of its management to provide incentives to these employees. Under this plan, stock appreciation rights are granted in units with each unit representing one H share. No shares will be issued under the stock appreciation rights plan. Upon exercise of the stock appreciation rights, a recipient will receive, subject to any applicable withholding tax, a cash payment in RMB, translated from the Hong Kong dollar amount equal to the product of the number of stock appreciation rights exercised and the difference between the exercise price and market price of the Company’s H shares at the date of exercise based on the applicable exchange rate between RMB and Hong Kong dollar at the date of the exercise. The Company recognizes compensation expense of the stock appreciation rights over the applicable vesting period.

In 2012, the Company approved the granting of 916.7 million stock appreciation right units to eligible employees. Under the terms of this grant, all stock appreciation rights had an exercise price of HK$4.76 per unit. A recipient of stock appreciation rights may exercise the rights in stages commencing November 2013. As of November 2014, 2015 and 2016, the total number of stock appreciation rights exercisable may not in aggregate exceed 33.3%, 66.7% and 100.0%, respectively, of the total stock appreciation rights granted to such person.

All stock appreciation rights granted by the Company in 2012 expired in 2016. During the years ended December 31, 2015 and 2016, no stock appreciation right units were exercised. For the year ended December 31, 2016, compensation expense of RMB152 was reversed by the Group in respect of stock appreciation rights as a result of the expiration of the stock appreciation right units granted by the Company in 2012. For the year ended December 31, 2015, compensation expense of RMB102 was reversed by the Group in respect of stock appreciation rights as a result of decline in share price of the Company.

As of December 31, 2016 and 2017, no liability arising from stock appreciation rights was assumed by the Company.